Segment Information	12 Months Ended
Dec. 31, 2013
Segment Information
Segment Information

22.  Segment Information

We have reportable segments of Owned and Operated Mines, Logistics and Related Activities, and Corporate and Other.

Our Owned and Operated Mines segment is characterized by the predominant focus on thermal coal production where the sale occurs at the mine site and where title and risk of loss pass to the customer at that point.  This segment includes our Antelope mine, Cordero Rojo mine, and Spring Creek mine.  Sales in this segment are primarily to domestic electric utilities; although a portion is made to our Logistics and Related Activities segment.  Our mines utilize surface mining extraction processes and are all located in the PRB.  The gains and losses resulting from our domestic coal futures contracts and WTI collar derivative financial instruments are reported within this segment.

Our Logistics and Related Activities segment is characterized by the services we provide to our international and domestic customers where we deliver coal to the customer at a terminal or the customer’s plant or other delivery point, remote from our mine site.  Services provided include: the purchase of coal from third parties or from our owned and operated mines as well as the contracting and coordination of the transportation and other handling services from third-party operators — typically rail and terminal companies.  Title and risk of loss are retained by the Logistics and Related Activities segment through the transportation and delivery process.  Title and risk of loss pass to the customer in accordance with the contract and typically occur at a vessel loading terminal, a vessel unloading terminal or an end use facility.  Risk associated with rail and terminal take-or-pay agreements is also borne by the Logistics and Related Activities segment.  The gains and losses resulting from our international coal forward derivative financial instruments are reported within this segment.

Our Corporate and Other segment includes results relating to broker activity, our share of the Decker mine operations, and unallocated corporate costs and assets.  All corporate costs, except Board of Directors related expenses, are allocated to the segments based upon their relative percentage of certain financial metrics.

Eliminations represent the purchase and sale of coal between reportable segments and the associated elimination of intercompany profit or loss in inventory.  Sales between reportable segments are priced based on prevailing market prices.

Our chief operating decision maker uses Adjusted EBITDA as the primary measure of segment reporting performance.  EBITDA represents net income before (1) interest income (expense) net, (2) income tax provision, (3) depreciation and depletion, (4) amortization, and (5) accretion.  Adjusted EBITDA represents EBITDA as further adjusted for specifically identified items that management believes do not directly reflect our core operations.  For the periods presented herein, the specifically identified items are:  (1) adjustments to exclude the updates to the tax agreement liability, including tax impacts of the IPO and Secondary Offering, (2) adjustments for derivative financial instruments, excluding fair value mark-to-market gains or losses and including cash amounts received or paid, and (3) adjustments to exclude a significant broker contract that expired in the first quarter of 2010.

Revenue

The following table presents revenue for the years ended December 31, (in thousands):

	2013	2012	2011
Owned and Operated Mines	$1,137,542	$1,205,652	$1,241,567
Logistics and Related Activities	265,865	338,804	327,417
Corporate and Other	49,367	37,984	50,925
Eliminations of intersegment sales	(56,677)	(65,668)	(66,248)
Consolidated revenue	$1,396,097	$1,516,772	$1,553,661

The following table presents revenue from external customers by geographic region for the years ended December 31, (in thousands):

	2013	2012	2011
United States	$1,148,235	$1,211,755	$1,257,604
South Korea	165,172	265,166	233,056
Other	82,690	39,851	63,001
Total revenue from external customers	$1,396,097	$1,516,772	$1,553,661

We attribute revenue to individual countries based on the location of the physical delivery of the coal.  All of our revenue for the years ended December 31, 2013, 2012, and 2011 originated in the U.S.

Adjusted EBITDA

The following table presents Adjusted EBITDA for the years ended December 31, (in thousands):

	2013	2012	2011
Owned and Operated Mines	$201,987	$283,280	$318,751
Logistics and Related Activities	11,395	57,080	24,707
Corporate and Other	5,980	36	8,120
Eliminations	(792)	(1,568)	116
Consolidated Adjusted EBITDA	218,571	338,828	351,695
Interest expense, net	(41,225)	(35,241)	(33,274)
Depreciation, depletion and accretion	(115,865)	(107,764)	(99,596)
Tax agreement expense	(10,515)	29,000	(19,854)
Derivative financial instruments:
Exclusion of fair value mark-to-market gains	25,611	22,754	2,275
Inclusion of cash amounts received	(12,976)	(11,244)	—
Total derivative financial instruments	12,635	11,511	2,275
Income tax	(11,629)	(62,614)	(11,449)

Net income	$51,971	$173,720	$189,797

Total Assets

The following table presents total assets at December 31, (in thousands):

	2013	2012
Owned and Operated Mines	$1,761,406	$1,826,165
Logistics and Related Activities	55,770	46,426
Corporate and Other	540,432	478,536
Eliminations	(183)	196
Consolidated assets	$2,357,425	$2,351,323

As of December 31, 2013, 2012, and 2011, all of our long lived assets were located in the U.S.

Capital Expenditures

The following table presents purchases of property, plant and equipment, investments in project development, acquisition of coal and land assets, and assets acquired under capital leases for the years ended December 31, (in thousands):

	2013	2012	2011
Owned and Operated Mines	$55,663	$345,562	$168,258
Logistics and Related Activities	2,497	7,389	—
Corporate and Other	5,089	8,365	9,882
Eliminations	—	—	—
Consolidated	$63,249	$361,316	$178,140